UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio

Portfolio of Investments

July 31, 2015 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 5.0%
Funds and Investment Trust - 5.0%
Market Vectors Gold Miners ETF (cost $905,089)		64,540	$887,425

SHORT-TERM INVESTMENTS - 91.0%
Investment Companies - 57.5%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.11% (a) (b) (cost $10,305,709)		10,305,709	10,305,709

	Principal Amount (000)
U.S. TREASURY BILLS - 33.5%
U.S. Treasury Bill
Zero Coupon, 9/17/15 (c)	U.S.$	3,000	2,999,981
Zero Coupon, 9/24/15		3,000	2,999,974

Total U.S. Treasury Bills (cost $5,999,955)			5,999,955

Total Short-Term Investments (cost $16,305,664)			16,305,664

Total Investments - 96.0% (cost $17,210,753) (d)			17,193,089
Other assets less liabilities - 4.0% (e)			715,420

Net Assets - 100.0%			$17,908,509

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Year Canadian Bond Futures	16	September 2015	$1,706,097	$1,750,415	$44,318
10 Yr Australian Bond Futures	9	September 2015	838,407	840,691	2,284
Cattle Feeder Futures	1	September 2015	104,428	103,875	(553)
Cocoa Futures	9	December 2015	290,188	289,890	(298)
Gasoline RBOB Futures	4	August 2015	329,710	297,696	(32,014)
Gold 100 OZ Futures	6	December 2015	705,375	657,060	(48,315)
Lean Hogs Futures	10	October 2015	266,630	254,900	(11,730)
Low SU Gasoil Futures	6	September 2015	347,861	295,500	(52,361)
Nickel London Metal Exchange Futures	1	September 2015	75,243	66,105	(9,138)
Soybean Futures	8	November 2015	377,024	376,100	(924)
Soybean Meal Futures	18	October 2015	587,573	589,140	1,567
Tin London Metal Exchange Futures	5	September 2015	409,515	409,500	(15)

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2015	Unrealized Appreciation/ (Depreciation)
U.S. T-Note 10 Yr (CBT) Futures	16	September 2015	$2,041,274	$2,039,000	$(2,274)
UK Long Gilt Bond Futures	10	September 2015	1,826,599	1,831,816	5,217
Zinc London Metal Exchange Futures	1	September 2015	50,466	47,769	(2,697)
Sold Contracts
10 Yr Mini Japan Government Bond Futures	34	September 2015	4,024,406	4,048,122	(23,716)
Brent Crude Oil Futures	9	September 2015	489,944	475,650	14,294
Coffee C Futures	9	December 2015	422,222	433,688	(11,466)
Copper Futures	5	September 2015	300,925	295,437	5,488
Euro-BUND Futures	21	September 2015	3,517,252	3,560,968	(43,716)
KC HRW Wheat Futures	8	September 2015	209,451	196,900	12,551
Lead London Metal Exchange Futures	7	September 2015	312,704	297,063	15,641
Nickel London Metal Exchange Futures	3	September 2015	202,851	198,315	4,536
Platinum Futures	1	October 2015	49,207	49,250	(43)
PRI Aluminum London Metal Exchange Futures	10	September 2015	426,719	401,125	25,594
Silver Futures	4	September 2015	304,845	294,900	9,945
Sugar 11 (World) Futures	41	September 2015	565,728	511,549	54,179
WTI Crude Futures	5	September 2015	240,038	237,650	2,388

					$(41,258)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	BRL	1,157	USD	347	9/02/15	$13,099
State Street Bank & Trust Co.	USD	122	BRL	399	9/02/15	(7,022)
State Street Bank & Trust Co.	USD	1,506	INR	97,692	9/16/15	10,538
State Street Bank & Trust Co.	AUD	446	USD	341	9/17/15	15,288
State Street Bank & Trust Co.	CAD	610	USD	472	9/17/15	5,684
State Street Bank & Trust Co.	CHF	970	USD	1,044	9/17/15	37,966
State Street Bank & Trust Co.	CLP	433,512	USD	684	9/17/15	44,090
State Street Bank & Trust Co.	COP	584,884	USD	221	9/17/15	18,283
State Street Bank & Trust Co.	CZK	21,753	USD	903	9/17/15	20,451
State Street Bank & Trust Co.	EUR	460	USD	519	9/17/15	14,090
State Street Bank & Trust Co.	GBP	110	USD	174	9/17/15	1,308
State Street Bank & Trust Co.	HUF	241,514	USD	874	9/17/15	10,930

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	JPY	26,750	USD	218	9/17/15	$1,559
State Street Bank & Trust Co.	KRW	1,342,221	USD	1,191	9/17/15	41,875
State Street Bank & Trust Co.	MXN	10,378	USD	667	9/17/15	24,702
State Street Bank & Trust Co.	MYR	1,541	USD	410	9/17/15	11,081
State Street Bank & Trust Co.	NOK	5,735	USD	737	9/17/15	35,636
State Street Bank & Trust Co.	NZD	216	USD	147	9/17/15	4,484
State Street Bank & Trust Co.	PHP	11,284	USD	249	9/17/15	2,626
State Street Bank & Trust Co.	PLN	1,647	USD	449	9/17/15	12,966
State Street Bank & Trust Co.	RUB	34,099	USD	563	9/17/15	15,823
State Street Bank & Trust Co.	SEK	8,097	USD	974	9/17/15	34,352
State Street Bank & Trust Co.	THB	1,896	USD	56	9/17/15	2,069
State Street Bank & Trust Co.	TWD	46,175	USD	1,497	9/17/15	40,102
State Street Bank & Trust Co.	USD	478	AUD	651	9/17/15	(3,311)
State Street Bank & Trust Co.	USD	1,236	CAD	1,519	9/17/15	(74,533)
State Street Bank & Trust Co.	USD	33	CHF	31	9/17/15	(1,102)
State Street Bank & Trust Co.	USD	619	CNY	3,806	9/17/15	2,165
State Street Bank & Trust Co.	USD	397	CZK	9,740	9/17/15	(1,846)
State Street Bank & Trust Co.	USD	443	EUR	397	9/17/15	(6,785)
State Street Bank & Trust Co.	USD	173	GBP	110	9/17/15	(394)
State Street Bank & Trust Co.	USD	83	HUF	23,164	9/17/15	207
State Street Bank & Trust Co.	USD	843	IDR	11,441,690	9/17/15	(6,319)
State Street Bank & Trust Co.	USD	368	NOK	3,004	9/17/15	(720)
State Street Bank & Trust Co.	USD	1,004	NZD	1,454	9/17/15	(47,478)
State Street Bank & Trust Co.	USD	209	PEN	671	9/17/15	6
State Street Bank & Trust Co.	USD	1,515	PEN	4,840	9/17/15	(8,443)
State Street Bank & Trust Co.	USD	249	PHP	11,284	9/17/15	(2,812)
State Street Bank & Trust Co.	USD	684	RUB	39,494	9/17/15	(50,361)
State Street Bank & Trust Co.	USD	520	TRY	1,465	9/17/15	1,745
State Street Bank & Trust Co.	USD	31	TRY	87	9/17/15	(114)
State Street Bank & Trust Co.	USD	1,071	ZAR	13,430	9/17/15	(17,757)
State Street Bank & Trust Co.	USD	103	INR	6,663	9/18/15	(93)

						$194,035

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	SEK	10,350	6/02/25	3 Month STIBOR	1.240%	$(9,167)
Morgan Stanley & Co., LLC/(CME Group)	CHF	630	6/02/25	0.243%	6 Month LIBOR	1,265
Morgan Stanley & Co., LLC/(CME Group)		630	6/02/25	6 Month LIBOR	0.243%	(2,326)
Morgan Stanley & Co., LLC/(CME Group)	NZD	420	6/23/25	3 Month BKBM	3.888%	5,463
Morgan Stanley & Co., LLC/(CME Group)	CHF	190	6/23/25	0.406%	6 Month LIBOR	(1,107)
Morgan Stanley & Co., LLC/(CME Group)		190	6/23/25	6 Month LIBOR	0.406%	2,446
Morgan Stanley & Co., LLC/(CME Group)	NZD	630	6/30/25	3 Month BKBM	3.995%	11,877
Morgan Stanley & Co., LLC/(CME Group)	NOK	10,720	8/03/25	2.135%	6 Month NIBOR	(2,053)
Morgan Stanley & Co., LLC/(CME Group)	SEK	2,810	8/03/25	3 Month STIBOR	1.365%	65
Morgan Stanley & Co., LLC/(CME Group)	NZD	160	8/03/25	3 Month BKBM	3.175%	430

						$6,893

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$1,800	4/21/25	2.300%	CPI	#	$(2,923)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
MS Global Equity Long Index	271,000	FedFundEffective plus 0.55%	USD	27,270	8/31/15	$	– 0 –

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Morgan Stanley Capital
Services LLC
MS Global Equity Short Index	271,000	FedFundEffective minus 0.35%	USD	27,303	8/31/15	$	– 0 –

						$	– 0 –

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received		Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA:
S&P 500 Index, 10/16/2015*	17.30%	$3	$(1,866)	$	– 0 –	$(1,866)
Deutsche Bank AG:
Euro Stoxx 50 Index, 10/16/2015*	22.20	3	(2,317)		– 0 –	(2,317)
Goldman Sachs International:
S&P 500 Index, 10/16/2015*	16.00	5	(982)		– 0 –	(982)
Morgan Stanley & Co. International PLC:
S&P 500 Index, 10/16/2015*	19.15	5	(6,915)		– 0 –	(6,915)
S&P/TSX 60 Index, 10/16/2015*	18.10	3	(707)		– 0 –	(707)
S&P/TSX 60 Index, 10/16/2015*	19.10	9	(4,642)		– 0 –	(4,642)
Sale Contracts
Bank of America, NA:
S&P 500 Index, 8/21/15*	17.75	13	23,042		– 0 –	23,042
S&P 500 Index, 8/21/15*	14.35	5	5,084		– 0 –	5,084
S&P/TSX 60 Index, 8/21/15*	17.40	CAD 10	10,255		– 0 –	10,255
Deutsche Bank AG:
Euro Stoxx 50 Index, 8/21/15*	22.50	EUR 8	18,965		– 0 –	18,965
Goldman Sachs International:
S&P 500 Index, 8/21/15*	12.00	10	1,192		– 0 –	1,192
Morgan Stanley & Co. International PLC:
S&P/TSX 60 Index, 8/21/15*	16.00	CAD 8	5,950		– 0 –	5,950
S&P/TSX 60 Index, 8/21/15*	15.15	7	4,213		– 0 –	4,213

			$51,272	$	– 0 –	$51,272

*	Termination date

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(d)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(17,664), resulting in net unrealized depreciation of $(17,664).
(e)	An amount of U.S. $594,477 has been segregated to collateralize margin requirements for the open futures contracts at July 31, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
FedFundEffective	-	Federal Funds Effective Rate
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
STIBOR	-	Stockholm Interbank Offered Rate
TSX	-	Toronto Stock Exchange
WTI	-	West Texas Intermediate

The following table represents the equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Long Index as of July 31, 2015.

Security Description	Shares
MS Global Equity Long Index
3M Co.	771
Abbvie, Inc.	1,506
Accenture Plc-Cl A	785
Acs Actividades Cons Y Serv	2,882
Adidas AG	1,272
Aes Corp.	5,638
Aflac, Inc.	1,233
Ageas	2,332
Agilent Technologies, Inc.	1,770
Agrium, Inc.	599
Airbus Group Se	1,431
Akzo Nobel	1,235
Amcor Limited	7,578
American Financial Group, Inc.	1,529
American International Group	1,559
Ameriprise Financial, Inc.	937
Amerisourcebergen Corp.	701
Anheuser-Busch Inbev SA/NV	848
Anthem, Inc.	641
Apa Group	9,719
Apple, Inc.	1,292
Archer-Daniels-Midland Co.	2,047
Aristocrat Leisure Ltd.	13,092
Astellas Pharma, Inc.	7,499
At&T, Inc.	4,263
Atlas Copco AB-A Shs	3,984
Ausnet Services	61,340
Automatic Data Processing	1,173
Banco Bilbao Vizcaya Argenta	9,846
Bank of America Corp.	5,097
Basf Se	1,137
Bce, Inc.	2,012
Bed Bath & Beyond, Inc.	993
Beiersdorf AG	1,170
Berkshire Hathaway, Inc.-Cl B	676
Boral Ltd.	14,161
Cadence Design Sys, Inc.	4,170
Caltex Australia Ltd.	3,178

Security Description	Shares
Campbell Soup Co.	2,149
Canadian Tire Corp.-Class A	768
Cap Gemini	1,140
Ccl Industries, Inc.-Cl B	661
Check Point Software Tech	1,138
Christian Dior SE	465
Church & Dwight Co., Inc.	1,178
Citigroup, Inc.	2,033
Citrix Systems, Inc.	1,108
Conocophillips	1,408
Constellation Software, Inc.	183
Credit Suisse Group AG-REG	3,747
Crh PLC	2,940
Csl Ltd.	1,283
Csx Corp.	2,588
Cvs Health Corp.	1,073
Danone	1,373
Danske Bank A/S	5,527
Deere & Co.	988
Dh Corp.	1,995
Dnb Asa	8,884
Dollarama, Inc.	1,824
Dr Horton, Inc.	2,531
Dr Pepper Snapple Group, Inc.	1,290
E*Trade Financial Corp.	2,900
Electrolux AB-Ser B	2,583
Emerson Electric Co.	1,618
Empire Co., Ltd. ‘A’	1,241
Encana Corp.	5,961
Eni Spa	4,573
Eog Resources, Inc.	1,010
Erste Group Bank AG	2,744
Everest Re Group Ltd.	560
Exelon Corp.	2,808
Expedia, Inc.	848
Familymart Co., Ltd.	1,902
Fanuc Corp.	669

Security Description	Shares
Fedex Corp.	661
Fiat Chrysler Automobiles NV	5,200
Fiserv, Inc.	1,650
Foot Locker, Inc.	1,435
Fujifilm Holdings Corp.	3,114
Game SA Corp. Tecnologica SA	4,585
General Electric Co.	4,521
Goldman Sachs Group, Inc.	676
Goodyear Tire & Rubber Co.	2,537
Great-West Lifeco, Inc.	2,859
Grifols SA	1,737
Hannover Rueck SE	896
Heineken NV	1,035
Helmerich & Payne	1,110
Hewlett-Packard Co.	2,654
Hologic, Inc.	2,646
Home Depot, Inc.	709
Honda Motor Co., Ltd.	2,495
Illinois Tool Works	1,329
Imperial Oil Ltd.	1,900
Incitec Pivot Ltd.	22,131
Industria De Diseno Textil	2,890
Inpex Corp.	6,253
Insurance Australia Group	15,551
Intact Financial Corp.	921
Inte SA Sanpaolo	26,644
Interactive Brokers Gro-Cl A	1,681
International Paper Co.	1,884
Interpublic Group of Cos., Inc.	3,464
Intl Flavors & Fragrances	843
Intuit, Inc.	972
Investor AB-B Shs	3,023
Japan Tobacco, Inc.	3,130
Jpmorgan Chase & Co.	1,679
Julius Baer Group Ltd.	1,443
Kao Corp.	1,786
Kawasaki Heavy Industries	16,314

Security Description	Shares
Kerry Group PLC-A	1,400
Kimberly-Clark Corp.	932
Kone Oyj-B	1,815
Koninklijke Ahold NV	5,745
Kroger Co.	2,594
Kubota Corp.	6,089
Lafargeholcim Ltd.-REG	1,036
Lend Lease Group	6,156
Lincoln National Corp.	1,955
Linde AG	486
Lvmh Moet Hennessy Louis Vui	520
Lyondellbasell Indu-Cl A	1,051
Macy’S, Inc.	1,310
Magna International, Inc.	1,439
Manpowergroup, Inc.	1,114
Manulife Financial Corp.	4,026
Marathon Petroleum Corp.	1,838
Masco Corp.	3,432
Mastercard, Inc.-Class A	1,029
McCormick & Co., Inc.-Non Voting Shares	1,025
Mckesson Corp.	431
Mediaset Spa	15,654
Merck Kgaa	805
Metlife, Inc.	2,075
Metro, Inc.	2,547
Michaels Cos., Inc. (The)	3,084
Michelin (Cgde)	822
Microsoft Corp.	1,871
Mitsubishi Electric Corp.	7,187
Mitsubishi Ufj Financial Gro	16,743
Mosaic Co. (The)	1,693
Muenchener Rueckver AG-REG	544
Nestle SA-REG	1,149
Ngk Spark Plug Co., Ltd.	3,589
Nh Foods Ltd.	3,429
Nippon Telegraph & Telephone	3,372
Nissan Chemical Industries	3,582

Security Description	Shares
Nomura Holdings, Inc.	15,078
Nordstrom, Inc.	1,333
Novartis AG-REG	1,039
Nucor Corp.	1,550
Omnicom Group	1,183
Orange	5,709
O’Reilly Automotive, Inc.	512
Osaka Gas Co., Ltd.	17,927
Osram Licht AG	1,294
Otsuka Corp.	2,120
Panasonic Corp.	5,921
Pandora A/S	1,182
Pepsico, Inc.	928
Peugeot SA	3,984
Phillips 66	1,093
Platinum Asset Management	11,639
Pnc Financial Services Group	1,051
Prudential Financial, Inc.	1,269
Prysmian Spa	3,058
Public Service Enterprise Gp	3,065
Pvh Corp.	583
Qbe Insurance Group Ltd.	7,989
Ramsay Health Care Ltd.	1,756
Red Electrica Corporacion SA	1,463
Reinsurance Group of America	1,062
Roche Holding Ag-Genusschein	372
Royal Bank of Canada	1,394
Safran SA	1,626
Salesforce.Com, Inc.	968
Sanofi	1,028
Sap SE	1,350
Schneider Electric SE	1,225
Schwab (Charles) Corp.	3,092
Sealed Air Corp.	1,531
Secom Co., Ltd.	1,544
Securitas AB-B Shs	5,652
Service Corp. International	2,705

Security Description	Shares
Sherwin-Williams Co. (The)	285
Skanska AB-B Shs	3,997
Societe Generale SA	2,427
Southwest Airlines Co.	2,013
Starbucks Corp.	1,924
Statoil Asa	4,178
Stora Enso Oyj-R Shs	6,463
Stryker Corp.	1,471
Suez Environnement Co.	5,382
Sunedison, Inc.	2,440
Swiss Re AG	1,012
Symantec Corp.	3,484
Target Corp.	1,108
TDK Corp.	995
Telecom Italia Spa	62,565
Telstra Corp. Ltd.	20,015
Telus Corp.	2,653
Thales SA	1,549
Thyssenkrupp AG	2,989
Time Warner, Inc.	1,017
Tjx Companies, Inc.	1,305
Tobu Railway Co., Ltd.	22,752
Tokio Marine Holdings, Inc.	2,553
Topbuild Corp.	341
Toyota Motor Corp.	1,459
Transurban Group	12,400
Ubi Banca Scpa	8,337
Unitedhealth Group, Inc.	1,010
Valeant Pharmaceuticals International, Inc.	446
Valero Energy Corp.	1,540
Veolia Environnement	4,851
Vinci SA	1,547
Vivendi	3,320
Volkswagen AG	414
Volvo Ab-B Shs	9,051
Waste Management, Inc.	1,805
Waters Corp.	724

Security Description	Shares
Wells Fargo & Co.	1,876
Wesfarmers Ltd.	2,378
Western Union Co.	4,380
Westpac Banking Corp.	2,602
Wyndham Worldwide Corp.	1,222
Xl Group PLC	2,147
Yahoo Japan Corp.	17,649
Zoetis, Inc.	2,264

The following table represents the equity basket holdings underlying the total return swap with MS (Morgan Stanley) Global Equity Short Index as of July 31, 2015.

Security Description	Shares
MS Global Equity Short Index
Abb Ltd.-REG	15,443
Abbott Laboratories	7,927
Accor SA	7,019
Adecco SA-REG	3,652
Adobe Systems, Inc.	3,339
Affiliated Managers Group	1,476
Agl Energy Ltd.	24,174
Air Liquide SA	1,817
Air Products & Chemicals, Inc.	2,144
Akamai Technologies, Inc.	3,291
Alliance Data Systems Corp.	1,194
Allianz Se-Reg	2,162
Ally Financial, Inc.	11,309
Altagas Ltd.	7,513
Amdocs Ltd.	4,083
Ametek, Inc.	5,504
Amp Ltd.	60,751
Amphenol Corp.-Cl A	5,799
Anadarko Petroleum Corp.	2,404
Arkema	3,101
Assa Abloy AB-B	17,266
Assicurazioni Generali	18,330
Atlantia Spa	10,618
Aurizon Holdings Ltd.	65,619
Aust And Nz Banking Group	13,147
Autozone, Inc.	330
Banco Santander SA	33,876
Banco De Sabadell SA	97,301
Bank of Montreal	4,398
Bank of New York Mellon Corp.	7,686
Bank of Nova Scotia	4,992
Bank of Queensland Ltd.	32,893
Bankia SA	253,696

Security Description	Shares
Bankinter SA	36,335
Baxter International, Inc.	7,704
Bayer AG-REG	2,174
Becton Dickinson And Co.	1,616
Blackrock, Inc.	833
BNP Paribas	4,501
Boeing Co. (The)	1,597
Bollore	45,376
Bouygues SA	8,440
Brambles Ltd.	32,488
Bridgestone Corp.	7,300
Brother Industries Ltd.	17,460
Brown-Forman Corp.-Class B	3,246
Bureau Veritas SA	12,835
Calpine Corp.	15,847
Canadian Natl Railway Co.	4,902
Canon, Inc.	8,646
Capital One Financial Corp.	4,080
Cardinal Health, Inc.	3,101
Carlsberg As-B	3,784
Carmax, Inc.	3,999
Carnival Corp.	7,880
Carrefour SA	9,602
CBRE Group, Inc.-A	9,587
Celgene Corp.	1,799
Central Japan Railway Co.	1,717
Cerner Corp.	3,733
CGI Group, Inc.-Class A	6,573
Cheniere Energy, Inc.	2,993
Chipotle Mexican Grill, Inc.	365
CI Financial Corp.	7,709
Cie Financiere Richemon-REG	3,616
Cincinnati Financial Corp.	5,285
CIT Group, Inc.	6,047
Clariant AG-REG	13,269
Cme Group, Inc.	2,501
Coca-Cola Co. (The)	9,829

Security Description	Shares
Coca-Cola Enterprises	5,663
Colgate-Palmolive Co.	5,165
Commerzbank AG	21,593
Compagnie De Saint Gobain	5,495
Constellation Brands, Inc.-A	2,580
Costco Wholesale Corp.	2,223
CR Bard, Inc.	1,577
Crescent Point Energy Corp.	10,148
Crown Resorts Ltd.	25,675
Dai Nippon Printing Co., Ltd.	27,304
Danaher Corp.	4,591
Das Sault Aviation SA	228
Dentsply International, Inc.	3,621
Deutsche Annington Immobilie	11,335
Deutsche Bank AG-Registered	7,069
Deutsche Boerse AG	3,188
Deutsche Post AG-REG	13,228
Deutsche Telekom AG-Reg	18,078
Dominion Resources, Inc./Va	3,886
E.On SE	19,274
Ecolab, Inc.	2,563
Eisai Co., Ltd.	4,410
Emc Corp./Ma	12,700
Enel Green Power Spa	122,428
Enel Spa	64,434
Equifax, Inc.	1,978
Essilor International	2,626
Estee Lauder Companies-Cl A	3,213
Eversource Energy	5,593
Expeditors Intl Wash, Inc.	4,979
Fidelity National Info Serv	4,112
Fleetcor Technologies, Inc.	1,594
Fortis, Inc.	8,972
Fuji Electric Co., Ltd.	57,723
Gartner, Inc.	3,448
Gea Group AG	5,879
Geberit AG-REG	977

Security Description	Shares
Getinge AB-B Shs	14,363
Google, Inc.-Cl A	393
Heidelbergcement AG	4,620
Hennes & Mauritz AB-B Shs	8,661
Henry Schein, Inc.	2,023
Hess Corp.	3,635
Hexagon AB-B Shs	8,160
Honeywell International, Inc.	3,365
Hudson’S Bay Co.	12,248
Hunt (Jb) Transprt Svcs, Inc.	2,850
Husky Energy, Inc.	11,176
Iberdrola SA	53,661
Ihs, Inc.-Class A	2,244
Iliad SA	1,351
Intercontinental Exchange In	1,413
Jeronimo Martins	19,780
Jm Smucker Co. (The)	2,042
Kansai Electric Power Co., Inc.	32,970
Kering	1,626
Keyera Corp.	6,237
Kikkoman Corp.	8,008
Kirin Holdings Co., Ltd.	23,197
Komatsu Ltd.	14,208
Koninklijke Dsm NV	4,388
Koninklijke Philips NV	12,104
Kuehne & Nagel Intl AG-REG	1,926
L Brands, Inc.	3,254
Lanxess AG	4,631
Lawson, Inc.	4,004
Legrand SA	4,483
Lennar Corp.-A	4,617
Leucadia National Corp.	11,227
Level 3 Communications, Inc.	5,382
Linear Technology Corp.	7,225
Lowe’S Cos., Inc.	4,523
Luxottica Group Spa	3,587
Mapfre SA	80,905

Security Description	Shares
Marathon Oil Corp.	10,649
Marriott International -Cl A	3,661
Marubeni Corp.	46,257
Mazda Motor Corp.	15,646
Mediaset Espana Comunicacion	25,998
Medibank Private Ltd.	131,807
Mediolanum Spa	33,393
Metro AG	6,948
Mitsubishi Estate Co., Ltd.	11,198
Mitsubishi Heavy Industries	41,260
Mitsubishi Tanabe Pharma	16,630
Mitsui Fudosan Co., Ltd.	9,181
Mizuho Financial Group, Inc.	128,280
Mondelez International, Inc.-A	8,232
Monsanto Co.	3,374
Monster Beverage Corp.	1,849
National Bank of Canada	7,033
Newcrest Mining Ltd.	29,998
Nextera Energy, Inc.	3,242
Nintendo Co., Ltd.	1,855
Nippon Steel & Sumitomo Meta	119,077
Nordea Bank AB	24,191
Norfolk Southern Corp.	3,096
Northern Trust Corp.	4,365
Novozymes A/S-B Shares	6,990
Ntt Data Corp.	5,172
Numericable-Sfr	4,753
Odakyu Electric Railway Co.	25,659
Omron Corp.	7,429
P G & E Corp.	6,651
Pfizer, Inc.	8,533
Polaris Industries, Inc.	1,612
PPG Industries, Inc.	2,621
Praxair, Inc.	2,707
Priceline Group, Inc. (The)	224
Principal Financial Group	4,438
Progressive Corp.	10,747

Security Description	Shares
Qualcomm, Inc.	3,984
Quest Diagnostics, Inc.	3,723
Raymond James Financial, Inc.	3,888
Realogy Holdings Corp.	6,064
Relx NV	16,239
Republic Services, Inc.	6,774
Restaurant Brands Intern	5,051
Rio Tinto Ltd.	8,762
Robert Half Intl, Inc.	4,171
Rogers Communications, Inc.-B	8,661
Roper Technologies, Inc.	1,446
Ross Stores, Inc.	6,153
Royal Caribbean Cruises Ltd.	3,259
Sba Communications Corp.-Cl A	2,271
Schindler Holding-Part Cert	1,801
Schlumberger Ltd.	3,877
Sempra Energy	2,527
Shaw Communications, Inc.-B	11,342
Shimano, Inc.	2,659
Shinsei Bank Ltd.	114,698
Shiseido Co., Ltd.	9,676
Sirius Xm Holdings, Inc.	69,626
Snam Spa	71,156
Sodexo	2,827
Softbank Group Corp.	5,293
Solvay SA	2,064
Sonic Healthcare Ltd.	16,743
Sonova Holding AG-REG	1,994
Spectra Energy Corp.	6,745
Stanley Black & Decker, Inc.	2,575
State Street Corp.	3,858
Sun Life Financial, Inc.	8,341
Suncorp Group Ltd.	25,914
Svenska Cellulosa AB Sca-B	14,481
Swatch Group AG (The)-REG	4,144
Swedish Match AB	11,482
Swiss Life Holding AG-REG	1,299

Security Description	Shares
Swisscom AG-REG	514
T Rowe Price Group, Inc.	4,232
Taiyo Nippon Sanso Corp.	19,361
Te Connectivity Ltd.	5,051
Telefonica SA	679
Thermo Fisher Scientific, Inc.	3,032
Thomson Reuters Corp.	6,670
Tourmaline Oil Corp.	8,604
Tractor Supply Company	2,857
Transcanada Corp.	5,981
Twenty-First Century Fox-A	8,105
UCB SA	4,433
Under Armour, Inc.-Class A	4,165
United Continental Holdings	4,317
Universal Health Services-B	2,766
Unum Group	8,517
US Bancorp	8,112
Verisign, Inc.	4,182
Verisk Analytics, Inc.	3,212
Verizon Communications, Inc.	6,300
VF Corp.	3,709
Vopak	4,262
Walgreens Boots Alliance, Inc.	3,519
Wartsila Oyj Abp	6,715
West Fraser Timber Co., Ltd.	4,364
Western Digital Corp.	2,552
Weston (George) Ltd.	2,728
Whirlpool Corp.	1,208
Woodside Petroleum Ltd.	12,226
Woolworths Ltd.	16,220
Yahoo!, Inc.	7,104
Yamato Holdings Co., Ltd.	11,202
Yara International Asa	4,695
Yum! Brands, Inc.	3,109
Zodiac Aerospace	8,723

AB Cap Fund, Inc. - AB All Market Alternative Return Portfolio

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$887,425		$	– 0	–	$	– 0	–	$887,425
Short-Term Investments:
Investment Companies	10,305,709			– 0	–		– 0	–	10,305,709
U.S. Treasury Bills	– 0	–		5,999,955			– 0	–	5,999,955

Total Investments in Securities	11,193,134			5,999,955			– 0	–	17,193,089
Other Financial Instruments* :
Assets:
Futures	198,002			– 0	–		– 0	–	198,002
Forward Currency Exchange Contracts	– 0	–		423,125			– 0	–	423,125
Centrally Cleared Interest Rate Swaps	– 0	–		21,546			– 0	–	21,546
Total Return Swaps	– 0	–		– 0	–		– 0	–	– 0	–
Variance Swaps	– 0	–		68,701			– 0	–	68,701
Liabilities:
Futures	(239,260)			– 0	–		– 0	–	(239,260)
Forward Currency Exchange Contracts	– 0	–		(229,090)			– 0	–	(229,090)
Centrally Cleared Interest Rate Swaps	– 0	–		(14,653)			– 0	–	(14,653)
Inflation (CPI) Swaps	– 0	–		(2,923)			– 0	–	(2,923)
Variance Swaps	– 0	–		(17,429)			– 0	–	(17,429)

Total^	$11,151,876			$6,249,232		$	– 0	–	$17,401,108

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 21, 2015